Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 138,041	$ 159,751	$ 282,091	$ 309,128
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	106,441	123,268	219,409	237,930
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	31,600	36,483	62,682	71,198
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	93,594	109,112	192,790	210,083
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	93,594	109,112	192,790	210,083
Services [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	44,447	50,639	89,301	99,045
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	12,847	14,156	26,619	27,847
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 31,600	$ 36,483	$ 62,682	$ 71,198